Offerings - Offering: 1	Oct. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	77.55
Maximum Aggregate Offering Price	$ 697,950,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 60,721.65
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the registrant's common stock, no par value (the "Common Stock"), that become issuable under the Archer-Daniels-Midland Company 2020 Incentive Compensation Plan, as amended May 7, 2026 (as amended, the "Plan"), by reason of any stock splits, stock dividends, or other similar transactions pursuant to the anti-dilution provisions of the Plan. (2) Represents 9,000,000 shares of Common Stock that were added to the number of shares authorized for issuance under the Plan upon stockholder approval of the amendment to the Plan on May 7, 2026. (3) Estimated in accordance with Rule 457(c) and (h) of the Securities Act. Such computation is based on the average of the high and low prices as reported on the New York Stock Exchange on October 28, 2026.